Pemberwick Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 73.5%	Par	Value
Communications - 1.9%
Alphabet, Inc., 2.00%, 08/15/2026	$ 1,200,000	$ 1,197,122
Netflix, Inc., 4.38%, 11/15/2026	1,235,000	1,236,021
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	1,000,000	998,200
		3,431,343

Consumer Discretionary - 1.5%
American Honda Finance Corp., 1.30%, 09/09/2026	780,000	775,643
Home Depot, Inc., 2.13%, 09/15/2026	620,000	617,673
NIKE, Inc., 2.38%, 11/01/2026	930,000	924,573
TJX Cos., Inc., 2.25%, 09/15/2026	400,000	398,558
		2,716,447

Consumer Staples - 0.3%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	620,000	619,035

Energy - 0.3%
Exxon Mobil Corp., 2.28%, 08/16/2026	500,000	498,891

Financials - 61.2% (a)
American Express Co.
4.30% (SOFR + 0.65%), 11/04/2026	2,383,000	2,385,191
3.30%, 05/03/2027	2,261,000	2,243,069
4.58% (SOFR + 0.93%), 07/26/2028	2,806,000	2,817,805
Bank of America Corp.
4.61% (SOFR + 0.97%), 07/22/2027	1,200,000	1,200,484
5.04% (SOFR + 1.35%), 09/15/2027	4,879,000	4,889,688
Bank of America NA, 4.68% (SOFR + 1.02%), 08/18/2026	3,400,000	3,401,145
Bank of Montreal
4.44% (SOFR + 0.75%), 09/22/2028	5,650,000	5,664,978
4.51% (SOFR + 0.86%), 01/27/2029	2,000,000	2,006,592
Bank of New York Mellon Corp., 4.36% (SOFR + 0.68%), 06/09/2028	3,000,000	3,004,732
Canadian Imperial Bank of Commerce
4.92% (SOFR + 1.22%), 10/02/2026	6,000,000	6,014,869
4.48% (SOFR + 0.80%), 09/08/2028	3,000,000	3,007,984
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027	2,400,000	2,419,314
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	4,648,000	4,605,423
Citibank NA
4.36% (SOFR + 0.71%), 08/06/2026	4,000,000	4,000,248
4.37% (SOFR + 0.71%), 11/19/2027	3,000,000	3,003,329
Goldman Sachs Bank USA/New York NY, 4.40% (SOFR + 0.72%), 06/03/2029	3,000,000	3,005,735
Goldman Sachs Group, Inc., 4.56% (SOFR + 0.92%), 10/21/2027	400,000	400,561
HSBC Holdings PLC, 5.22% (SOFR + 1.57%), 08/14/2027	975,000	976,438
HSBC USA, Inc.
4.64% (SOFR + 0.96%), 03/04/2027	2,500,000	2,510,140
4.65%, 06/03/2028	2,000,000	2,006,226
Morgan Stanley
4.35%, 09/08/2026	3,400,000	3,399,869
4.66% (SOFR + 1.02%), 04/13/2028	2,000,000	2,006,295
Morgan Stanley Bank NA
4.81% (SOFR + 1.17%), 10/30/2026	2,500,000	2,504,999
4.33% (SOFR + 0.69%), 10/15/2027	1,000,000	1,000,656

4.72% (SOFR + 1.08%), 01/14/2028	900,000	903,037
National Bank of Canada, 5.60%, 12/18/2028	2,000,000	2,047,822
New York Life Global Funding, 5.45%, 09/18/2026 (b)	2,275,000	2,281,596
PNC Financial Services Group, Inc., 3.15%, 05/19/2027	4,000,000	3,963,236
Prologis LP, 2.13%, 04/15/2027	300,000	295,321
Realty Income Corp., 4.13%, 10/15/2026	300,000	299,982
Royal Bank of Canada
4.11% (SOFR + 0.46%), 08/03/2026	2,000,000	2,000,442
4.24% (SOFR + 0.59%), 11/02/2026	2,200,000	2,202,440
4.59% (SOFR + 0.95%), 01/19/2027	3,000,000	3,009,791
4.35% (SOFR + 0.71%), 01/21/2027	1,123,000	1,125,691
4.36% (SOFR + 0.72%), 10/18/2027	1,140,000	1,141,215
State Street Bank & Trust Co., 4.13% (SOFR + 0.46%), 11/25/2026	3,161,000	3,163,625
Sumitomo Mitsui Financial Group, Inc.
4.94% (SOFR + 1.30%), 07/13/2026	1,400,000	1,400,538
4.52% (SOFR + 0.88%), 01/14/2027	1,731,000	1,736,885
5.72%, 09/14/2028	2,000,000	2,044,138
4.11%, 01/15/2029	1,000,000	987,856
4.40% (SOFR + 0.76%), 01/15/2029	1,117,000	1,116,741
Toronto-Dominion Bank
4.22% (SOFR + 0.58%), 01/13/2028	3,000,000	3,006,912
4.59% (SOFR + 0.91%), 06/02/2028	1,325,000	1,335,280
4.39% (SOFR + 0.75%), 10/13/2028	2,000,000	2,007,130
Truist Bank, 4.41% (SOFR + 0.77%), 07/24/2028	3,000,000	3,002,663
US Bank NA/Cincinnati OH, 4.32% (SOFR + 0.66%), 05/20/2029	3,000,000	3,000,853
Wells Fargo & Co., 4.42% (SOFR + 0.78%), 01/24/2028	1,600,000	1,602,954
		112,151,918

Health Care - 1.1%
Abbott Laboratories, 3.75%, 11/30/2026	950,000	949,141
McKesson Corp., 1.30%, 08/15/2026	1,000,000	996,546
		1,945,687

Industrials - 2.3%
CSX Corp., 2.60%, 11/01/2026	1,200,000	1,193,805
General Dynamics Corp., 2.13%, 08/15/2026	900,000	897,886
Honeywell International, Inc., 2.50%, 11/01/2026	1,240,000	1,232,885
Republic Services, Inc., 2.90%, 07/01/2026	920,000	920,000
		4,244,576

Materials - 0.7%
Ecolab, Inc., 2.70%, 11/01/2026	1,235,000	1,229,014

Technology - 2.9%
Analog Devices, Inc., 3.50%, 12/05/2026	1,270,000	1,266,645
Apple, Inc., 2.45%, 08/04/2026	1,240,000	1,238,097
Microsoft Corp., 2.40%, 08/08/2026	700,000	698,631
NVIDIA Corp., 3.20%, 09/16/2026	925,000	923,364
VMware LLC, 1.40%, 08/15/2026	1,200,000	1,195,473
		5,322,210

Utilities - 1.3%
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	925,000	920,364
Public Service Electric and Gas Co., 2.25%, 09/15/2026	620,000	617,789
Southern California Edison Co., 4.40%, 09/06/2026	900,000	899,777
		2,437,930
TOTAL CORPORATE BONDS (Cost $134,575,319)		134,597,051

U.S. TREASURY SECURITIES - 0.9%	Par	Value
United States Treasury Note/Bond, 1.38%, 08/31/2026	1,700,000	1,693,230
TOTAL U.S. TREASURY SECURITIES (Cost $1,693,599)		1,693,230

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	30,373	30,754
Series 2097, Class PZ, 6.00%, 11/15/2028	19,722	19,956
Series 2526, Class FI, 4.71% (30 day avg SOFR US + 1.11%), 02/15/2032	9,082	9,184
Series 2682, Class LD, 4.50%, 10/15/2033	10,982	10,941
Series 2759, Class TC, 4.50%, 03/15/2034	67,685	66,422
Series 2933, Class HD, 5.50%, 02/15/2035	979	995
Series 3786, Class NA, 4.50%, 07/15/2040	4,712	4,707
Series 3970, Class HB, 3.00%, 12/15/2026	6,057	6,039
Series 4002, Class LB, 2.00%, 09/15/2041	24,577	23,748
Series 4020, Class PA, 2.75%, 03/15/2027	164	164
Series 4171, Class NG, 2.00%, 06/15/2042	47,541	43,796
Series 4203, Class DM, 3.00%, 04/15/2033	14,735	14,451
Series 4309, Class JD, 2.00%, 10/15/2043	6,940	6,487
Series 4311, Class TD, 2.50%, 02/15/2029	5,340	5,309
Series 4363, Class EJ, 4.00%, 05/15/2033	7,404	7,391
Series 4472, Class MA, 3.00%, 05/15/2045	204,144	192,307
Series 4716, Class PA, 3.00%, 07/15/2044	16,488	16,330
Series 4949, Class PM, 2.50%, 02/25/2050	122,082	104,866
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	28,516	29,181
Series 2003-127, Class EG, 6.00%, 12/25/2033	34,037	34,805
Series 2005-48, Class AU, 5.50%, 06/25/2035	10,952	11,041
Series 2005-64, Class PL, 5.50%, 07/25/2035	2,861	2,905
Series 2005-68, Class PG, 5.50%, 08/25/2035	3,156	3,202
Series 2005-83, Class LA, 5.50%, 10/25/2035	1,382	1,407
Series 2007-27, Class MQ, 5.50%, 04/25/2027	114	114
Series 2010-123, Class BP, 4.50%, 11/25/2040	37,840	37,641
Series 2011-110, Class CY, 3.50%, 11/25/2026	2,723	2,712
Series 2011-146, Class LX, 3.50%, 10/25/2040	7,009	6,990
Series 2012-102, Class HA, 2.00%, 02/25/2042	29,660	28,008
Series 2012-139, Class JA, 3.50%, 12/25/2042	118,271	111,635
Series 2012-148, Class BQ, 1.25%, 01/25/2028	2,914	2,884
Series 2012-38, Class PA, 2.00%, 09/25/2041	11,038	10,497
Series 2012-66, Class HE, 1.50%, 06/25/2027	55	54
Series 2012-90, Class DA, 1.50%, 03/25/2042	15,023	13,892
Series 2013-14, Class QD, 1.50%, 03/25/2043	20,877	17,945
Series 2013-18, Class PA, 2.00%, 11/25/2041	37,287	35,793
Series 2013-6, Class LD, 2.00%, 02/25/2043	22,721	20,059
Series 2013-72, Class HG, 3.00%, 04/25/2033	43,547	42,590
Series 2016-105, Class PA, 3.50%, 04/25/2045	90,681	88,458
Series 2016-60, Class Q, 1.75%, 09/25/2046	38,639	35,518
Series 2016-8, Class PC, 2.50%, 10/25/2044	94,486	90,487
Series 2017-77, Class BA, 2.00%, 10/25/2047	38,913	35,506
Series 2019-33, Class N, 3.00%, 03/25/2048	230,615	217,314
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	16,327	16,356
Series 2010-112, Class NG, 2.25%, 09/16/2040	32,702	30,203
Series 2012-106, Class MA, 2.00%, 11/20/2041	42,244	39,543
Series 2012-48, Class MA, 2.50%, 04/16/2042	29,080	26,864
Series 2013-56, Class AP, 2.00%, 11/16/2041	41,259	38,342
Series 2013-64, Class LP, 1.50%, 08/20/2041	55,465	51,886
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,734,302)		1,647,679

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%	Par		Value
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	986		984
Pool C91281, 4.50%, 12/01/2029	2,547		2,545
Pool C91295, 4.50%, 04/01/2030	1,463		1,460
Pool J17508, 3.00%, 12/01/2026	1,262		1,258
Pool ZT1361, 3.00%, 05/01/2047	161,442		145,213
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	4,645		4,578
Federal National Mortgage Association
Pool 257204, 5.50%, 05/01/2028	897		900
Pool AC3237, 5.00%, 10/01/2039	13,083		13,201
Pool AD0249, 5.50%, 04/01/2037	4,762		4,815
Pool BL5531, 2.33%, 01/01/2027	583,631		576,944
Pool BP3785, 2.00%, 03/01/2036	221,561		202,192
Pool BP6567, 3.00%, 08/01/2040	109,907		101,677
Pool FM2014, 3.00%, 11/01/2049	169,758		151,330
Pool FM5719, 3.00%, 06/01/2046	236,956		212,496
Pool MA0142, 4.00%, 08/01/2029	1,465		1,452
Pool MA0919, 3.50%, 12/01/2031	99,912		97,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,637,050)			1,518,471

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 18.6%	Par		Value
3.54%, 07/09/2026 (c)	1,900,000		1,898,467
3.57%, 07/16/2026 (c)	2,700,000		2,695,957
3.59%, 07/23/2026 (c)	2,800,000		2,793,868
3.59%, 07/30/2026 (c)	4,000,000		3,988,435
3.56%, 08/06/2026 (c)	3,400,000		3,387,726
3.58%, 09/03/2026 (c)	2,400,000		2,384,427
3.62%, 09/10/2026 (c)	1,400,000		1,389,964
3.68%, 09/17/2026 (c)	1,400,000		1,388,957
3.66%, 10/01/2026 (c)	3,320,000		3,288,353
3.65%, 10/08/2026 (c)	375,000		371,175
3.65%, 10/29/2026 (c)	1,580,000		1,560,217
3.68%, 11/12/2026 (c)	5,780,000		5,699,299
3.69%, 11/19/2026 (c)	850,000		837,474
3.71%, 11/27/2026 (c)	950,000		935,196
3.86%, 12/17/2026 (c)	1,425,000		1,399,580
TOTAL U.S. TREASURY BILLS (Cost $34,026,832)			34,019,095

MONEY MARKET FUNDS - 4.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (d)	8,794,362		8,794,362
TOTAL MONEY MARKET FUNDS (Cost $8,794,362)			8,794,362

TOTAL INVESTMENTS - 99.5% (Cost $182,461,464)			182,269,888
Other Assets in Excess of Liabilities - 0.5%		0.00458	838,555
TOTAL NET ASSETS - 100.0%			$ 183,108,443

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $2,281,596 or 1.2% of the Fund’s net assets.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Pemberwick Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 134,597,051	$ –	$ 134,597,051
U.S. Treasury Securities	–	1,693,230	–	1,693,230
Collateralized Mortgage Obligations	–	1,647,679	–	1,647,679
U.S. Government Agency Obligations	–	1,518,471	–	1,518,471
U.S. Treasury Bills	–	34,019,095	–	34,019,095
Money Market Funds	8,794,362	–	–	8,794,362
Total Investments	$ 8,794,362	$ 173,475,526	$ –	$ 182,269,888

Refer to the Schedule of Investments for further disaggregation of investment categories.